Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 164	$ 38
Other comprehensive income:
Net unrealized gains on non-credit impaired available-for-sale securities	12	5
Foreign currency translation adjustments	0	1
Income tax effect:
Net unrealized gains on non-credit impaired available-for-sale securities	(4)	(2)
Other comprehensive income, net of tax, before reclassification adjustments	8	4
Reclassification adjustments included in net income:
Net realized gains on available-for-sale securities	(1)	(6)
Income tax effect:
Net realized gains on available-for-sale securities	0	2
Reclassification adjustments included in net income, net of tax	(1)	(4)
Other comprehensive income, net of tax	7	0
Comprehensive income	171	38
Comprehensive income attributable to non-controlling interests	28	33
Comprehensive income attributable to Springleaf Finance Corporation	$ 143	$ 5